LOANS AND LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2023
Receivables [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2023 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2023	2022	2021	2020	2019	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$848,448	$736,213	$414,460	$265,143	$113,296	$226,970	$2,604,530	$774,080	$3,378,610
Special mention	0	13,373	4,970	882	19,560	1,328	40,113	8,882	48,995
Substandard	3,133	21,505	11,483	1,205	1,023	9,990	48,339	25,277	73,616
Doubtful	0	0	0	0	0	0	0	0	0
Total	$851,581	$771,091	$430,913	$267,230	$133,879	$238,288	$2,692,982	$808,239	$3,501,221
YTD Gross chargeoffs	$10	$2,978	$7,267	$7,055	$936	$929	$19,175	$0	$19,175
Lease financing
Pass	$261,064	$186,997	$6,404	$1,189	$2,222	$523	$458,399	$0	$458,399
Special mention	4,761	8,047	0	0	0	0	12,808	0	12,808
Substandard	1,407	1,961	97	0	145	0	3,610	0	3,610
Doubtful	0	0	0	0	0	0	0	0	0
Total	$267,232	$197,005	$6,501	$1,189	$2,367	$523	$474,817	$0	$474,817
YTD Gross chargeoffs	$0	$0	$4,423	$0	$0	$0	$4,423	$0	$4,423
Construction real estate
Pass	$170,259	$208,446	$108,886	$27,686	$7,784	$6,165	$529,226	$19,275	$548,501
Special mention	0	0	0	16,331	0	0	16,331	0	16,331
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$170,259	$208,446	$108,886	$44,017	$7,784	$6,165	$545,557	$19,275	$564,832
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Commercial real estate - investor
Pass	$468,579	$595,423	$473,325	$261,794	$554,893	$636,598	$2,990,612	$39,668	$3,030,280
Special mention	7,894	9,345	12,134	110	32,756	14,204	76,443	0	76,443
Substandard	0	0	0	6,238	0	25,668	31,906	0	31,906
Doubtful	0	0	0	0	0	0	0	0	0
Total	$476,473	$604,768	$485,459	$268,142	$587,649	$676,470	$3,098,961	$39,668	$3,138,629
YTD Gross chargeoffs	$0	$0	$859	$2,030	$0	$3,119	$6,008	$0	$6,008
Commercial real estate - owner
Pass	$138,932	$175,336	$130,240	$138,919	$86,182	$215,458	$885,067	$22,639	$907,706
Special mention	396	45	179	2,403	462	19,807	23,292	0	23,292
Substandard	0	0	3,919	835	1,324	5,234	11,312	0	11,312
Doubtful	0	0	0	0	0	0	0	0	0
Total	$139,328	$175,381	$134,338	$142,157	$87,968	$240,499	$919,671	$22,639	$942,310
YTD Gross chargeoffs	$0	$0	$0	$2,643	$1	$71	$2,715	$0	$2,715
Residential real estate
Performing	$325,304	$234,583	$255,964	$188,212	$101,663	$210,583	$1,316,309	$0	$1,316,309
Nonperforming	243	917	2,584	3,496	2,160	7,965	17,365	0	17,365
Total	$325,547	$235,500	$258,548	$191,708	$103,823	$218,548	$1,333,674	$0	$1,333,674
YTD Gross chargeoffs	$0	$0	$8	$1	$27	$3	$39	$0	$39
Home equity
Performing	$28,979	$23,175	$29,084	$32,917	$9,883	$22,419	$146,457	$606,183	$752,640
Nonperforming	20	69	258	162	138	317	964	5,072	6,036
Total	$28,999	$23,244	$29,342	$33,079	$10,021	$22,736	$147,421	$611,255	$758,676
YTD Gross chargeoffs	$0	$0	$7	$0	$174	$159	$340	$0	$340
Installment
Performing	$16,026	$39,212	$22,961	$3,923	$1,691	$3,768	$87,581	$68,673	$156,254
Nonperforming	196	1,142	742	12	12	30	2,134	690	2,824
Total	$16,222	$40,354	$23,703	$3,935	$1,703	$3,798	$89,715	$69,363	$159,078
YTD Gross chargeoffs	$168	$3,189	$2,903	$154	$5	$23	$6,442	$0	$6,442

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$59,438	$59,438
Nonperforming	0	0	0	0	0	0	0	501	501
Total	$0	$0	$0	$0	$0	$0	$0	$59,939	$59,939
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$1,173	$1,173
Grand Total Loans	$2,275,641	$2,255,789	$1,477,690	$951,457	$935,194	$1,407,027	$9,302,798	$1,630,378	$10,933,176
Grand Total YTD Gross Chargeoffs	$178	$6,167	$15,467	$11,883	$1,143	$4,304	$39,142	$1,173	$40,315
The following table sets forth the Company's loan portfolio at December 31, 2022 by risk attribute and origination date:

(Dollars in thousands)	2022	2021	2020	2019	2018	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$879,836	$561,890	$348,123	$209,758	$112,282	$206,656	$2,318,545	$971,080	$3,289,625
Special mention	2,740	13,821	4,125	14,047	8,523	5,544	48,800	18,055	66,855
Substandard	2,335	5,176	11,886	8,016	3,331	13,812	44,556	9,236	53,792
Doubtful	0	0	0	0	0	0	0	0	0
Total	$884,911	$580,887	$364,134	$231,821	$124,136	$226,012	$2,411,901	$998,371	$3,410,272
Lease financing
Pass	$167,035	$25,638	$13,705	$12,797	$9,402	$2,930	$231,507	$0	$231,507
Special mention	0	0	70	0	0	0	70	0	70
Substandard	4,363	0	0	164	11	9	4,547	0	4,547
Doubtful	0	0	0	0	0	0	0	0	0
Total	$171,398	$25,638	$13,775	$12,961	$9,413	$2,939	$236,124	$0	$236,124
Construction real estate
Pass	$89,116	$276,639	$96,823	$4,902	$390	$353	$468,223	$23,266	$491,489
Special mention	0	14,395	0	0	6,166	0	20,561	0	20,561
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$89,116	$291,034	$96,823	$4,902	$6,556	$353	$488,784	$23,266	$512,050
Commercial real estate - investor
Pass	$643,174	$470,085	$301,510	$719,699	$300,772	$508,639	$2,943,879	$26,153	$2,970,032
Special mention	0	13,090	23,111	9,297	26,079	13,804	85,381	861	86,242
Substandard	0	6,950	6	4,025	17,178	9,631	37,790	0	37,790
Doubtful	0	0	0	0	0	0	0	0	0
Total	$643,174	$490,125	$324,627	$733,021	$344,029	$532,074	$3,067,050	$27,014	$3,094,064
Commercial real estate - owner
Pass	$165,411	$155,041	$170,587	$101,137	$112,063	$211,377	$915,616	$11,125	$926,741
Special mention	0	0	0	1,479	0	14,040	15,519	0	15,519
Substandard	0	525	844	5,114	3,501	6,451	16,435	0	16,435
Doubtful	0	0	0	0	0	0	0	0	0
Total	$165,411	$155,566	$171,431	$107,730	$115,564	$231,868	$947,570	$11,125	$958,695
Residential real estate
Performing	$320,676	$274,816	$205,948	$110,745	$51,583	$114,642	$1,078,410	$0	$1,078,410
Nonperforming	414	1,615	1,286	2,554	1,755	6,231	13,855	0	13,855
Total	$321,090	$276,431	$207,234	$113,299	$53,338	$120,873	$1,092,265	$0	$1,092,265
Home equity
Performing	$26,411	$33,414	$38,226	$11,733	$8,051	$24,985	$142,820	$585,712	$728,532
Nonperforming	5	136	298	78	104	430	1,051	4,208	5,259
Total	$26,416	$33,550	$38,524	$11,811	$8,155	$25,415	$143,871	$589,920	$733,791
Installment
Performing	$100,256	$38,694	$7,244	$3,915	$2,861	$3,242	$156,212	$51,854	$208,066
Nonperforming	650	794	18	6	20	42	1,530	299	1,829
Total	$100,906	$39,488	$7,262	$3,921	$2,881	$3,284	$157,742	$52,153	$209,895
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,287	$51,287
Nonperforming	0	0	0	0	0	0	0	528	528
Total	$0	$0	$0	$0	$0	$0	$0	$51,815	$51,815
Grand Total	$2,402,422	$1,892,719	$1,223,810	$1,219,466	$664,072	$1,142,818	$8,545,307	$1,753,664	$10,298,971

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2023
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,717	$733	$4,822	$7,272	$3,493,949	$3,501,221	$376
Lease financing	790	1,028	4,224	6,042	468,775	474,817	1,151
Construction real estate	0	0	0	0	564,832	564,832	0
Commercial real estate-investor	19	16,455	6,238	22,712	3,115,917	3,138,629	0
Commercial real estate-owner	269	205	5,290	5,764	936,546	942,310	0
Residential real estate	4,786	1,929	3,744	10,459	1,323,215	1,333,674	0
Home equity	1,998	1,082	1,919	4,999	753,677	758,676	0
Installment	1,157	864	669	2,690	156,388	159,078	0
Credit card	320	211	501	1,032	58,907	59,939	501
Total	$11,056	$22,507	$27,407	$60,970	$10,872,206	$10,933,176	$2,028

	As of December 31, 2022
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$5,375	$72	$501	$5,948	$3,404,324	$3,410,272	$0
Lease financing	5,212	1,052	843	7,107	229,017	236,124	742
Construction real estate	0	0	0	0	512,050	512,050	0
Commercial real estate-investor	0	0	0	0	3,094,064	3,094,064	0
Commercial real estate-owner	26	5,216	44	5,286	953,409	958,695	0
Residential real estate	4,254	2,074	3,260	9,588	1,082,677	1,092,265	0
Home equity	1,725	729	1,209	3,663	730,128	733,791	0
Installment	874	490	414	1,778	208,117	209,895	0
Credit card	261	150	116	527	51,288	51,815	115
Total	$17,727	$9,783	$6,387	$33,897	$10,265,074	$10,298,971	$857

Schedule of Amortized Cost Basis and Financial Effect of Loan Modifications to Borrowers Experiencing Financial Difficulty
The following table provides the amortized cost basis of FDM that had a payment default during the year ended December 31, 2023 and were modified in the twelve months prior to that default to borrowers experiencing financial difficulty during the year by class and type of modification:

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$1,181	$3,329	$0	$0	$4,510	0.13%
Residential real estate	0	1,889	96	0	55	2,040	0.15%
Home equity	0	181	0	0	0	181	0.02%
Total	$0	$3,251	$3,425	$0	$55	$6,731	0.06%

The following table provides the financial effect of FDM during the year ended December 31, 2023 by class of loans:

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0	0.00%	0.2 years
Residential real estate	0	2.00%	11.4 years
Total	$0	2.00%	0.7 years

Financing Receivable, Modified, Past Due
The Company closely monitors the performance of FDMs to understand the effectiveness of its modification efforts. The following table provides the performance of loans that have been modified since the January 1, 2023 adoption date of ASU 2022-02:

	Payment status as of
	December 31, 2023
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$1,181	$821	$0	$2,508	$4,510
Residential real estate	1,021	500	240	279	2,040
Home equity	111	70	0	0	181
Total	$2,313	$1,391	$240	$2,787	$6,731

Financing Receivable, Nonaccrual
The following table provides information on nonperforming loans as of December 31:

	2023			2022			2021
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$3,329	$12,417	$15,746	$6,692	$1,550	$8,242	$11,077	$6,285	$17,362
Lease financing	1,505	2,105	3,610	0	178	178	0	203	203
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	16,356	11,628	27,984	5,216	570	5,786	17,716	1,796	19,512
Residential real estate	0	14,067	14,067	0	10,691	10,691	0	8,305	8,305
Home equity	0	3,476	3,476	0	3,123	3,123	0	2,922	2,922
Installment	0	870	870	0	603	603	0	88	88
Total nonaccrual loans	$21,190	$44,563	$65,753	$11,908	$16,715	$28,623	$28,793	$19,599	$48,392

Interest income effect							2023	2022	2021
Gross amount of interest that would have been recorded under original terms							$5,694	$3,247	$5,132
Interest included in income
Nonaccrual loans							1,673	1,134	1,618
Troubled debt restructurings							0	424	314
Total interest included in income							1,673	1,558	1,932
Net impact on interest income							$4,021	$1,689	$3,200

Commitments outstanding to borrowers with nonaccrual loans							$0	$0	$0
(1) Nonaccrual loans include nonaccrual TDRs of $10.0 million and $16.0 million as of December 31, 2022 and 2021, respectively.

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2023
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$10,952		$0	$3,869	$0	$0	$925	$15,746
Lease financing	0		0	3,610	0	0	0	3,610
Commercial real estate-investor	0		22,694	0	0	0	0	22,694
Commercial real estate-owner	0		3,397	1,893	0	0	0	5,290
Residential real estate	0		0	0	0	14,067	0	14,067
Home equity	0		0	0	0	3,476	0	3,476
Installment	0		0	0	0	0	870	870
Total	$10,952	10952000	$26,091	$9,372	$0	$17,543	$1,795	$65,753

	December 31, 2022
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$8,205		$0	$0	$0	$0	$37	$8,242
Lease financing	0		0	178	0	0	0	178
Commercial real estate-investor	0		353	0	0	22	0	375
Commercial real estate-owner	0		3,399	1,893	119	0	0	5,411
Residential real estate	0		0	0	0	10,691	0	10,691
Home equity	0		0	0	0	3,123	0	3,123
Installment	0		0	0	0	0	603	603
Total	$8,205		$3,752	$2,071	$119	$13,836	$640	$28,623

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2023	December 31, 2022
Direct financing leases
Lease receivables	$16,272	$35,081
Unguaranteed residual values	11,402	16,058
Sales-type leases
Lease receivables	444,144	184,985
Unguaranteed residual values	2,999	0
Total net investment in direct financing and sales-type leases	$474,817	$236,124

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2024	$139,108
2025	129,796
2026	109,181
2027	82,552
2028	38,694
Thereafter	30,422
Total lease payments	529,753
Less: unearned interest income	(69,337)
Net lease receivables	$460,416

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2023	2022	2021
Balance at beginning of year	$191	$98	$1,287
Additions
Commercial real estate	0	0	98
Residential real estate	387	327	0
Total additions	387	327	98
Disposals
Commercial real estate	0	(98)	(947)
Residential real estate	(288)	(94)	(331)
Total disposals	(288)	(192)	(1,278)
Valuation adjustments
Commercial real estate	0	0	(9)
Residential real estate	(184)	(42)	0
Total valuation adjustments	(184)	(42)	(9)
Balance at end of year	$106	$191	$98

LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2023 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2023	2022	2021	2020	2019	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$848,448	$736,213	$414,460	$265,143	$113,296	$226,970	$2,604,530	$774,080	$3,378,610
Special mention	0	13,373	4,970	882	19,560	1,328	40,113	8,882	48,995
Substandard	3,133	21,505	11,483	1,205	1,023	9,990	48,339	25,277	73,616
Doubtful	0	0	0	0	0	0	0	0	0
Total	$851,581	$771,091	$430,913	$267,230	$133,879	$238,288	$2,692,982	$808,239	$3,501,221
YTD Gross chargeoffs	$10	$2,978	$7,267	$7,055	$936	$929	$19,175	$0	$19,175
Lease financing
Pass	$261,064	$186,997	$6,404	$1,189	$2,222	$523	$458,399	$0	$458,399
Special mention	4,761	8,047	0	0	0	0	12,808	0	12,808
Substandard	1,407	1,961	97	0	145	0	3,610	0	3,610
Doubtful	0	0	0	0	0	0	0	0	0
Total	$267,232	$197,005	$6,501	$1,189	$2,367	$523	$474,817	$0	$474,817
YTD Gross chargeoffs	$0	$0	$4,423	$0	$0	$0	$4,423	$0	$4,423
Construction real estate
Pass	$170,259	$208,446	$108,886	$27,686	$7,784	$6,165	$529,226	$19,275	$548,501
Special mention	0	0	0	16,331	0	0	16,331	0	16,331
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$170,259	$208,446	$108,886	$44,017	$7,784	$6,165	$545,557	$19,275	$564,832
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Commercial real estate - investor
Pass	$468,579	$595,423	$473,325	$261,794	$554,893	$636,598	$2,990,612	$39,668	$3,030,280
Special mention	7,894	9,345	12,134	110	32,756	14,204	76,443	0	76,443
Substandard	0	0	0	6,238	0	25,668	31,906	0	31,906
Doubtful	0	0	0	0	0	0	0	0	0
Total	$476,473	$604,768	$485,459	$268,142	$587,649	$676,470	$3,098,961	$39,668	$3,138,629
YTD Gross chargeoffs	$0	$0	$859	$2,030	$0	$3,119	$6,008	$0	$6,008
Commercial real estate - owner
Pass	$138,932	$175,336	$130,240	$138,919	$86,182	$215,458	$885,067	$22,639	$907,706
Special mention	396	45	179	2,403	462	19,807	23,292	0	23,292
Substandard	0	0	3,919	835	1,324	5,234	11,312	0	11,312
Doubtful	0	0	0	0	0	0	0	0	0
Total	$139,328	$175,381	$134,338	$142,157	$87,968	$240,499	$919,671	$22,639	$942,310
YTD Gross chargeoffs	$0	$0	$0	$2,643	$1	$71	$2,715	$0	$2,715
Residential real estate
Performing	$325,304	$234,583	$255,964	$188,212	$101,663	$210,583	$1,316,309	$0	$1,316,309
Nonperforming	243	917	2,584	3,496	2,160	7,965	17,365	0	17,365
Total	$325,547	$235,500	$258,548	$191,708	$103,823	$218,548	$1,333,674	$0	$1,333,674
YTD Gross chargeoffs	$0	$0	$8	$1	$27	$3	$39	$0	$39
Home equity
Performing	$28,979	$23,175	$29,084	$32,917	$9,883	$22,419	$146,457	$606,183	$752,640
Nonperforming	20	69	258	162	138	317	964	5,072	6,036
Total	$28,999	$23,244	$29,342	$33,079	$10,021	$22,736	$147,421	$611,255	$758,676
YTD Gross chargeoffs	$0	$0	$7	$0	$174	$159	$340	$0	$340
Installment
Performing	$16,026	$39,212	$22,961	$3,923	$1,691	$3,768	$87,581	$68,673	$156,254
Nonperforming	196	1,142	742	12	12	30	2,134	690	2,824
Total	$16,222	$40,354	$23,703	$3,935	$1,703	$3,798	$89,715	$69,363	$159,078
YTD Gross chargeoffs	$168	$3,189	$2,903	$154	$5	$23	$6,442	$0	$6,442

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$59,438	$59,438
Nonperforming	0	0	0	0	0	0	0	501	501
Total	$0	$0	$0	$0	$0	$0	$0	$59,939	$59,939
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$1,173	$1,173
Grand Total Loans	$2,275,641	$2,255,789	$1,477,690	$951,457	$935,194	$1,407,027	$9,302,798	$1,630,378	$10,933,176
Grand Total YTD Gross Chargeoffs	$178	$6,167	$15,467	$11,883	$1,143	$4,304	$39,142	$1,173	$40,315
The following table sets forth the Company's loan portfolio at December 31, 2022 by risk attribute and origination date:

(Dollars in thousands)	2022	2021	2020	2019	2018	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$879,836	$561,890	$348,123	$209,758	$112,282	$206,656	$2,318,545	$971,080	$3,289,625
Special mention	2,740	13,821	4,125	14,047	8,523	5,544	48,800	18,055	66,855
Substandard	2,335	5,176	11,886	8,016	3,331	13,812	44,556	9,236	53,792
Doubtful	0	0	0	0	0	0	0	0	0
Total	$884,911	$580,887	$364,134	$231,821	$124,136	$226,012	$2,411,901	$998,371	$3,410,272
Lease financing
Pass	$167,035	$25,638	$13,705	$12,797	$9,402	$2,930	$231,507	$0	$231,507
Special mention	0	0	70	0	0	0	70	0	70
Substandard	4,363	0	0	164	11	9	4,547	0	4,547
Doubtful	0	0	0	0	0	0	0	0	0
Total	$171,398	$25,638	$13,775	$12,961	$9,413	$2,939	$236,124	$0	$236,124
Construction real estate
Pass	$89,116	$276,639	$96,823	$4,902	$390	$353	$468,223	$23,266	$491,489
Special mention	0	14,395	0	0	6,166	0	20,561	0	20,561
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$89,116	$291,034	$96,823	$4,902	$6,556	$353	$488,784	$23,266	$512,050
Commercial real estate - investor
Pass	$643,174	$470,085	$301,510	$719,699	$300,772	$508,639	$2,943,879	$26,153	$2,970,032
Special mention	0	13,090	23,111	9,297	26,079	13,804	85,381	861	86,242
Substandard	0	6,950	6	4,025	17,178	9,631	37,790	0	37,790
Doubtful	0	0	0	0	0	0	0	0	0
Total	$643,174	$490,125	$324,627	$733,021	$344,029	$532,074	$3,067,050	$27,014	$3,094,064
Commercial real estate - owner
Pass	$165,411	$155,041	$170,587	$101,137	$112,063	$211,377	$915,616	$11,125	$926,741
Special mention	0	0	0	1,479	0	14,040	15,519	0	15,519
Substandard	0	525	844	5,114	3,501	6,451	16,435	0	16,435
Doubtful	0	0	0	0	0	0	0	0	0
Total	$165,411	$155,566	$171,431	$107,730	$115,564	$231,868	$947,570	$11,125	$958,695
Residential real estate
Performing	$320,676	$274,816	$205,948	$110,745	$51,583	$114,642	$1,078,410	$0	$1,078,410
Nonperforming	414	1,615	1,286	2,554	1,755	6,231	13,855	0	13,855
Total	$321,090	$276,431	$207,234	$113,299	$53,338	$120,873	$1,092,265	$0	$1,092,265
Home equity
Performing	$26,411	$33,414	$38,226	$11,733	$8,051	$24,985	$142,820	$585,712	$728,532
Nonperforming	5	136	298	78	104	430	1,051	4,208	5,259
Total	$26,416	$33,550	$38,524	$11,811	$8,155	$25,415	$143,871	$589,920	$733,791
Installment
Performing	$100,256	$38,694	$7,244	$3,915	$2,861	$3,242	$156,212	$51,854	$208,066
Nonperforming	650	794	18	6	20	42	1,530	299	1,829
Total	$100,906	$39,488	$7,262	$3,921	$2,881	$3,284	$157,742	$52,153	$209,895
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,287	$51,287
Nonperforming	0	0	0	0	0	0	0	528	528
Total	$0	$0	$0	$0	$0	$0	$0	$51,815	$51,815
Grand Total	$2,402,422	$1,892,719	$1,223,810	$1,219,466	$664,072	$1,142,818	$8,545,307	$1,753,664	$10,298,971

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2023
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,717	$733	$4,822	$7,272	$3,493,949	$3,501,221	$376
Lease financing	790	1,028	4,224	6,042	468,775	474,817	1,151
Construction real estate	0	0	0	0	564,832	564,832	0
Commercial real estate-investor	19	16,455	6,238	22,712	3,115,917	3,138,629	0
Commercial real estate-owner	269	205	5,290	5,764	936,546	942,310	0
Residential real estate	4,786	1,929	3,744	10,459	1,323,215	1,333,674	0
Home equity	1,998	1,082	1,919	4,999	753,677	758,676	0
Installment	1,157	864	669	2,690	156,388	159,078	0
Credit card	320	211	501	1,032	58,907	59,939	501
Total	$11,056	$22,507	$27,407	$60,970	$10,872,206	$10,933,176	$2,028

	As of December 31, 2022
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$5,375	$72	$501	$5,948	$3,404,324	$3,410,272	$0
Lease financing	5,212	1,052	843	7,107	229,017	236,124	742
Construction real estate	0	0	0	0	512,050	512,050	0
Commercial real estate-investor	0	0	0	0	3,094,064	3,094,064	0
Commercial real estate-owner	26	5,216	44	5,286	953,409	958,695	0
Residential real estate	4,254	2,074	3,260	9,588	1,082,677	1,092,265	0
Home equity	1,725	729	1,209	3,663	730,128	733,791	0
Installment	874	490	414	1,778	208,117	209,895	0
Credit card	261	150	116	527	51,288	51,815	115
Total	$17,727	$9,783	$6,387	$33,897	$10,265,074	$10,298,971	$857

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2023
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$10,952		$0	$3,869	$0	$0	$925	$15,746
Lease financing	0		0	3,610	0	0	0	3,610
Commercial real estate-investor	0		22,694	0	0	0	0	22,694
Commercial real estate-owner	0		3,397	1,893	0	0	0	5,290
Residential real estate	0		0	0	0	14,067	0	14,067
Home equity	0		0	0	0	3,476	0	3,476
Installment	0		0	0	0	0	870	870
Total	$10,952	10952000	$26,091	$9,372	$0	$17,543	$1,795	$65,753

	December 31, 2022
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$8,205		$0	$0	$0	$0	$37	$8,242
Lease financing	0		0	178	0	0	0	178
Commercial real estate-investor	0		353	0	0	22	0	375
Commercial real estate-owner	0		3,399	1,893	119	0	0	5,411
Residential real estate	0		0	0	0	10,691	0	10,691
Home equity	0		0	0	0	3,123	0	3,123
Installment	0		0	0	0	0	603	603
Total	$8,205		$3,752	$2,071	$119	$13,836	$640	$28,623

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2023	December 31, 2022
Direct financing leases
Lease receivables	$16,272	$35,081
Unguaranteed residual values	11,402	16,058
Sales-type leases
Lease receivables	444,144	184,985
Unguaranteed residual values	2,999	0
Total net investment in direct financing and sales-type leases	$474,817	$236,124

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2024	$139,108
2025	129,796
2026	109,181
2027	82,552
2028	38,694
Thereafter	30,422
Total lease payments	529,753
Less: unearned interest income	(69,337)
Net lease receivables	$460,416

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2023	2022	2021
Balance at beginning of year	$191	$98	$1,287
Additions
Commercial real estate	0	0	98
Residential real estate	387	327	0
Total additions	387	327	98
Disposals
Commercial real estate	0	(98)	(947)
Residential real estate	(288)	(94)	(331)
Total disposals	(288)	(192)	(1,278)
Valuation adjustments
Commercial real estate	0	0	(9)
Residential real estate	(184)	(42)	0
Total valuation adjustments	(184)	(42)	(9)
Balance at end of year	$106	$191	$98